Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Utilities Portfolio
May 31, 2024
UTI-NPRT1-0724
1.802193.120
Common Stocks - 97.6%
	Shares	Value ($)
Construction & Engineering - 0.0%
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	2,700	74,115
Electric Utilities - 64.6%
Electric Utilities - 64.6%
American Electric Power Co., Inc.	704,127	63,547,462
Constellation Energy Corp.	452,074	98,213,077
Edison International	1,006,621	77,358,824
Entergy Corp.	548,163	61,662,856
Eversource Energy	999,199	59,182,557
FirstEnergy Corp.	1,488,145	59,912,718
NextEra Energy, Inc.	2,770,106	221,663,880
NRG Energy, Inc.	498,692	40,394,052
PG&E Corp.	4,553,892	84,429,158
Pinnacle West Capital Corp. (a)	152,800	12,049,808
PPL Corp.	1,737,706	50,966,917
Southern Co.	705,695	56,554,397
Xcel Energy, Inc.	575,010	31,884,305
		917,820,011
Electrical Equipment - 1.6%
Electrical Components & Equipment - 1.3%
Fluence Energy, Inc. (a)(b)	748,516	18,810,207
Heavy Electrical Equipment - 0.3%
GE Vernova LLC	20,000	3,518,000
TOTAL ELECTRICAL EQUIPMENT		22,328,207
Gas Utilities - 2.2%
Gas Utilities - 2.2%
Southwest Gas Holdings, Inc. (a)	190,859	14,808,750
UGI Corp. (a)	678,766	17,281,382
		32,090,132
Independent Power and Renewable Electricity Producers - 12.2%
Independent Power Producers & Energy Traders - 9.2%
The AES Corp.	2,263,733	48,873,995
Vistra Corp.	826,327	81,872,479
		130,746,474
Renewable Electricity - 3.0%
Clearway Energy, Inc. Class A	166,124	4,266,064
NextEra Energy Partners LP	1,155,369	38,947,489
		43,213,553
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		173,960,027
Multi-Utilities - 16.5%
Multi-Utilities - 16.5%
Dominion Energy, Inc. (a)	506,800	27,326,656
NiSource, Inc.	1,482,376	43,077,847
Public Service Enterprise Group, Inc.	834,505	63,222,099
Sempra	1,309,608	100,879,104
		234,505,706
Oil, Gas & Consumable Fuels - 0.5%
Coal & Consumable Fuels - 0.5%
Cameco Corp.	124,800	6,927,648
TOTAL COMMON STOCKS (Cost $999,007,447)		1,387,705,846

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	26,658,112	26,663,444
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	51,916,581	51,921,773
TOTAL MONEY MARKET FUNDS (Cost $78,585,217)		78,585,217

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,077,592,664)	1,466,291,063
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(44,875,881)
NET ASSETS - 100.0%	1,421,415,182

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,516,166	101,316,979	79,170,028	262,097	327	-	26,663,444	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	43,358,278	152,791,085	144,227,590	5,999	-	-	51,921,773	0.2%
Total	47,874,444	254,108,064	223,397,618	268,096	327	-	78,585,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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